Fair value of financial instruments - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 5,380	$ 5,404
Positive fair value movement from using reasonably possible alternatives	117
Negative fair value movement from using reasonably possible alternatives	(113)
Level 3 fair value	(1,648)	(1,699)
Positive fair value movement from using reasonably possible alternatives	58
Negative fair value movement from using reasonably possible alternatives	(71)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	5,380	5,404
Positive fair value movement from using reasonably possible alternatives	117	132
Negative fair value movement from using reasonably possible alternatives	113	(126)
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	32
Positive fair value movement from using reasonably possible alternatives	4
Negative fair value movement from using reasonably possible alternatives	(4)
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	134	143
Positive fair value movement from using reasonably possible alternatives	8	9
Negative fair value movement from using reasonably possible alternatives	(7)	(8)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2,863	2,544
Positive fair value movement from using reasonably possible alternatives	24	50
Negative fair value movement from using reasonably possible alternatives	(23)	(46)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	582	506
Positive fair value movement from using reasonably possible alternatives	53	45
Negative fair value movement from using reasonably possible alternatives	(52)	(44)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,274	1,781
Positive fair value movement from using reasonably possible alternatives	13	19
Negative fair value movement from using reasonably possible alternatives	(13)	(20)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	4	7
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	29	31
Positive fair value movement from using reasonably possible alternatives	4	4
Negative fair value movement from using reasonably possible alternatives	(4)	(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	462	392
Positive fair value movement from using reasonably possible alternatives	11	5
Negative fair value movement from using reasonably possible alternatives	(10)	(4)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(301)	(478)
Positive fair value movement from using reasonably possible alternatives	3	15
Negative fair value movement from using reasonably possible alternatives	(3)	(15)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,347)	(1,221)
Positive fair value movement from using reasonably possible alternatives	55	54
Negative fair value movement from using reasonably possible alternatives	(68)	(57)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,648)	(1,699)
Positive fair value movement from using reasonably possible alternatives	58	69
Negative fair value movement from using reasonably possible alternatives	$ (71)	$ (72)